Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023	May 31, 2022
Restricted Net Assets [Line Items]
Restricted net assets	$ 956,123	$ 935,032	$ 918,190
Variable interest entities (VIEs) [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	557,771	535,700	519,388
Wholly owned subsidiaries [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 398,352	$ 399,332	$ 398,802